FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Risk Exposure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Currency and interest rate risk | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness gain/(loss)	£ 1	£ (3)
Fair value gain/(loss) arising on hedging instruments deferred to OCI	0	0
Fair value amounts reclassified to profit and loss	£ 0	£ 0
Weighted average FX rate	1.17	1.17
Currency and interest rate risk | Hedging Instruments | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ 3	£ (15)
Notional amount of hedged items	£ 0	£ 0
Notional amount of hedging instruments	500	500
Change in fair value of hedging instrument gain/(loss)	£ 13	£ (7)
Currency and interest rate risk | Non-Derivative Hedging Instrument | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	0	0
Currency and interest rate risk | Hedged Items | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	500	500
Change in fair value of hedged items (loss)/gain	(12)	4
Currency risk | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness gain/(loss)	3	(3)
Fair value gain/(loss) arising on hedging instruments deferred to OCI	25	(35)
Fair value amounts reclassified to profit and loss	£ (58)	£ 58
Weighted average interest rate	5.48%	4.45%
Weighted average FX rate	1.14	1.14
Currency risk | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness gain/(loss)	£ 0	£ 0
Fair value gain/(loss) arising on hedging instruments deferred to OCI	68	(3)
Fair value amounts reclassified to profit and loss	£ 0	£ 0
Weighted average interest rate	5.24%	5.24%
Weighted average FX rate	1.25	1.24
Currency risk | Hedging Instruments | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ 2	£ (56)
Notional amount of hedged items	£ 0	£ 0
Notional amount of hedging instruments	900	1,400
Change in fair value of hedging instrument gain/(loss)	£ 3	£ (5)
Currency risk | Hedging Instruments | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	70	20
Notional amount of hedged items	£ 1,285	£ 1,285
Notional amount of hedging instruments	1,285	1,285
Change in fair value of hedging instrument gain/(loss)	£ 68	£ (3)
Currency risk | Non-Derivative Hedging Instrument | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	0	0
Currency risk | Non-Derivative Hedging Instrument | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	(228)	(244)
Currency risk | Hedged Items | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	900	1,400
Change in fair value of hedged items (loss)/gain	(1)	2
Currency risk | Hedged Items | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	0	0
Change in fair value of hedged items (loss)/gain	(68)	3
Interest rate risk | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness gain/(loss)	0	0
Fair value gain/(loss) arising on hedging instruments deferred to OCI	0	0
Fair value amounts reclassified to profit and loss	£ 0	£ 0
Weighted average interest rate	4.21%	4.96%
Weighted average FX rate	0	0
Interest rate risk | Hedging Instruments | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ (1)	£ 0
Notional amount of hedged items	£ 0	£ 0
Notional amount of hedging instruments	428	428
Change in fair value of hedging instrument gain/(loss)	£ 0	£ 0
Interest rate risk | Non-Derivative Hedging Instrument | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	0	0
Interest rate risk | Hedged Items | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	428	428
Change in fair value of hedged items (loss)/gain	£ 0	£ 0